Net (Loss)/ Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Class of Stock Disclosures [Abstract]
Summary of Basic and Diluted Net Loss Per Share

Basic and diluted net (loss)/earnings per share for the years ended December 31, 2023, 2024 and 2025 are calculated as follows:

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
	(in thousands)
Net (loss)/income	(91,279)	304,399	231,696	33,132
Accretion of redeemable noncontrolling interests	(8,600)	(9,315)	(10,030)	(1,434)
Numerator for computing net (loss)/earnings per share	(99,879)	295,084	221,666	31,698

16.
NET (LOSS)/EARNINGS PER SHARE (CONTINUED)

			For the year ended December 31,
		(Amounts in thousands of RMB and US$, except for number of shares and per share data)
	2023		2024		2025
	Class A	Class B	Class A	Class B	Class A		Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
(Loss)/earnings per share—basic:
Numerator:
Numerator for computing basic net (loss)/earnings per share	(83,116)	(16,763)	245,436	49,468	184,475	26,380	37,191	5,318
Denominator:
Weighted average number of ordinary shares outstanding	270,432,437	54,543,800	269,642,904	54,543,800	270,544,884	270,544,884	54,543,800	54,543,800
Denominator used for basic EPS	270,432,437	54,543,800	269,642,904	54,543,800	270,544,884	270,544,884	54,543,800	54,543,800
(Loss)/earnings per share—basic	(0.31)	(0.31)	0.91	0.91	0.68	0.10	0.68	0.10
(Loss)/Earnings per share—diluted:
Numerator:
Numerator for computing diluted net (loss)/earnings per share	(83,116)	(16,763)	246,197	48,887	185,815	26,571	35,851	5,127
Denominator:
Weighted average number of ordinary shares outstanding	270,432,437	54,543,800	269,642,904	54,543,800	270,544,884	270,544,884	54,543,800	54,543,800
Share-based awards	-	-	5,042,598	-	12,153,180	12,153,180	-	-
Denominator used for diluted EPS	270,432,437	54,543,800	274,685,502	54,543,800	282,698,064	282,698,064	54,543,800	54,543,800
(Loss)/Earnings per share—diluted	(0.31)	(0.31)	0.90	0.90	0.66	0.09	0.66	0.09